Balance Sheet Information	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Information
6.	Balance Sheet Information
Certain significant amounts included in the condensed consolidated balance sheets consisted of the following (in thousands):

	June 30, 2025	September 30, 2024
Expendable parts and supplies, net:
Expendable parts and supplies	$23,441	$39,089
Less: expendable parts warranty	(4,355)	(6,079)
Less: obsolescence	(2,914)	(4,738)

	$16,172	$28,272

Property and equipment, net:
Aircraft and other flight equipment	$50,104	$591,421
Other equipment	9,588	9,503

Total property and equipment	59,692	600,924
Less: accumulated depreciation	(27,842)	(174,573)

	$31,850	$426,351

Other assets:
Investments in equity securities	$350	$300
Lease incentives	—	812
Contract asset	4,441	6,081
Other	675	516

	$5,466	$7,709

Other accrued expenses:
Accrued property taxes	$2,483	$4,650
Accrued interest	1,029	2,997
Accrued vacation	6,497	7,421
Accrued lodging	4,092	4,433
Accrued maintenance	1,415	2,493
Accrued employee benefits	1,550	1,075
Accrued fleet operating expense	412	2,751
Other	5,537	6,488

	$23,015	$32,308

Other noncurrent liabilities:
Warrant liabilities	$100	$25,225
Lease incentive obligations	—	1,050
Long-term employee benefits	1,737	485
Other	—	1,819

	$1,837	$28,579

Impairment of Long-lived Assets
The Company monitors for any indicators of impairment of the long-lived fixed assets. When certain conditions or changes in the economic situation exist, the assets may be impaired and the carrying amount of the assets exceed their fair value. The assets are then tested for recoverability of carrying amount. The Company records impairment charges on long-lived assets used in operations when events and circumstances indicate that the assets may be impaired, the undiscounted net cash flows estimated to be generated by those assets are less than the carrying amount of those assets, and the net book value of the assets exceeds their estimated fair value.
We group assets at the capacity purchase agreement level (i.e., the lowest level for which there are identifiable cash flows). If impairment indicators exist with respect to any of the asset groups, we estimate future cash flows based on projections of capacity purchase or flight services agreement, block hours, maintenance events, labor costs and other relevant factors.
During the three months ended June 30, 2025, the Company assessed whether any indicators of impairment existed in any of our long-lived asset groups and noted that no indicators of impairment existed for our fleet.
During the three months ended June 30, 2025, the Company reevaluated the fair value of our held for sale assets and recorded a net impairment true-up
adjustment gain of $
0.1 million. No other indicators of impairment were present during the quarter and no further steps were determined to be necessary.
The Company’s assumptions about future conditions relevant to the assessment of potential impairment of its long-lived assets are subject to uncertainty, and the Company will continue to monitor these conditions in future periods as new information becomes available, and will update its analyses accordingly.
Depreciation Expense on Property and Equipment:
Depreciation of property and equipment totaled $
3.4 million and $9.7
 million for the three months ended June 30, 2025 and June 30, 2024, respectively, and $
17.3 million and $32.8
 million for the nine months ended June 30, 2025 and June 30, 2024, respectively.

7.	Balance Sheet Information
Certain significant amounts included in the Company’s consolidated balance sheets as of September 30, 2024 and 2023, consisted of the following (in thousands):

	September 30, 2024	September 30, 2023
Expendable parts and supplies, net:
Expendable parts and supplies	$39,089	$39,630
Less: expendable parts warranty	(6,079)	(6,295)
Less: obsolescence	(4,738)	(4,090)

	$28,272	$29,245

Prepaid expenses and other current assets:
Prepaid aviation insurance	$740	$3,176
Prepaid vendors	966	143
Prepaid other insurance	1,066	1,205
Lease incentives	143	1,125
Prepaid fuel and other	456	1,645

	$3,371	$7,294

Property and equipment, net:
Aircraft and other flight equipment	$591,421	$1,039,782
Other equipment	9,503	9,421

Total property and equipment	600,924	1,049,203
Less: accumulated depreciation	(174,573)	(351,181)

	$426,351	$698,022

Other assets:
Investments in equity securities	$300	$20,320
Lease incentives	812	954
Contract asset	6,081	8,756
Other	516	516

	$7,709	$30,546

	September 30, 2024	September 30, 2023
Other accrued expenses:
Accrued property taxes	$4,650	$5,281
Accrued interest	2,997	3,447
Accrued vacation	7,421	6,763
Accrued lodging	4,433	3,984
Accrued maintenance	2,493	2,117
Accrued employee benefits	1,075	1,450
Accrued fleet operating expense	2,751	650
Other	6,488	3,309

	$32,308	$27,001

Other noncurrent liabilities:
Warrant liabilities	$25,225	$25,225
Lease incentive obligations	1,050	1,050
Long-term employee benefits	485	429
Other	1,819	1,818

	$28,579	$28,522

Depreciation Expense on Property and Equipment
Depreciation expense on property and equipment totaled $40.0 million, $60.2 million, and $80.5 million for the fiscal years ended September 30, 2024, 2023, and 2022, respectively.
Other Assets
In connection with a negotiated forward purchase contract for electrically-powered vertical takeoff and landing aircraft (“eVTOL aircraft”) executed in February 2021, we obtained equity warrant assets giving us the right to acquire a number shares of common stock in Archer Aviation, Inc. (“Archer”), which at the time of our initial investment was a private, venture-backed company. As the initial investment in Archer did not have a readily determinable fair value, we accounted for this investment using the measurement alternative under ASC 321, Investments – Equity Securities, and measured the investments at cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments from the same issuer. We estimated the initial equity warrant asset value to be $16.4 million based on publicly available information as of the grant date. In September 2021, the merger between Archer and a special purpose acquisition company (“SPAC”) was completed, resulting in a readily determinable fair value of our investments in Archer. Accordingly, gains and losses associated with changes in the fair value of our investments in Archer are reported in earnings, in accordance with ASC 321.
The initial grant date value of the warrants, $16.4 million, was recognized as a vendor credit liability within other noncurrent liabilities. The liability related to the warrant assets will be settled in the future, as a reduction of the acquisition date value of the eVTOL aircraft contemplated in the related aircraft purchase agreement.
In connection with closing of the merger between Archer and the SPAC described above, in September 2021, we purchased 500,000 Class A common shares in Archer for $5.0 million and obtained an additional warrant to purchase shares of Archer with a total grant date value of $5.6 million. The initial value of the warrants was recognized as a vendor credit liability within other noncurrent liabilities, and will be settled in the future, as a reduction of the acquisition date value of the eVTOL aircraft contemplated in the related aircraft purchase agreement. Because these investments have readily determinable fair values, gains and losses resulting from changes in fair value of the investments are reflected in earnings, in accordance with ASC 321. All of our vested warrants have been exercised into shares of Archer common stock.

The fair values of the Company’s investments in Archer are Level 1 within the fair value hierarchy as the values are determined using quoted prices for the equity securities. The Company recorded a $2.7 million unrealized loss and a $5.6 million unrealized gain on the investment in Archer during the fiscal years ended September 30, 2024 and 2023, respectively. During the fiscal year ended September 30, 2024, the Company sold substantially all of its shares of Archer for approximately $9.6 million in proceeds and recorded a $0.8 million gain on the sale.
In connection with a negotiated forward purchase contract for fully electric aircraft executed in July 2021, we obtained $5.0 million of preferred stock in Heart Aerospace Incorporated (“Heart”), a privately held company. Our investment in Heart does not have a readily determinable fair value, so we account for the investment using the measurement alternative under ASC 321 and measure the investment at initial cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments from the same issuer. We consider a range of factors when adjusting the fair value of these investments, including, but not limited to, the term and nature of the investment, local market conditions, values for comparable securities, current and projected operating performance, financing transactions subsequent to the acquisition of the investment, or other features that indicate a change to fair value is warranted. Any changes in fair value from the initial cost of the investment in preferred stock are recognized as increases or decreases on our balance sheet and as net gains or losses on investments in equity securities. The initial investment in preferred stock was measured at cost of $5.0 million. During the fiscal year ended September 30, 2024, the Company transferred its vested investment in Heart to United in exchange for $12.6 million in debt reduction, and realized a gain on the investment of $7.2 million, net of transaction costs.
In connection with a negotiated forward purchase contract for hybrid-electric vertical takeoff and landing (“VTOL”) aircraft executed in February 2022, we obtained a warrant giving us the right to acquire a number of shares of common stock in the privately-held manufacturer of the VTOL aircraft. These investments did not have a readily determinable fair value, so we originally accounted for them using the measurement alternative under ASC 321, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments from the same issuer. We estimated the initial warrant asset value to be $3.2 million based on prices of similar investments in the same issuer. The grant date value of the warrants, $3.2 million, was recognized as a vendor credit liability within other noncurrent liabilities. The liability related to the warrant assets will be settled in the future, as a reduction of the acquisition date value of the VTOL aircraft contemplated in the related forward purchase agreement.
On March 12, 2024, the privately-held manufacturer of the VTOL aircraft, XTI Aerospace, Inc. (“XTIA”), and its merger subsidiary completed their merger agreement, and began trading as XTIA on the Nasdaq Composite on March 13, 2024, resulting in a readily determinable fair value on our investment in XTIA. The fair values of the Company’s investments in XTIA are now Level 1 within the fair value hierarchy as the values are determined using quoted prices for the equity securities. The Company recorded a $3.5 million unrealized loss on the investment in XTIA during the fiscal year ended September 30, 2024. The total value of the investment in XTIA is $0.1 million as of September 30, 2024.
Total net unrealized (loss)/gain on our investments in equity securities totaled $(6.1) million and $5.4 million for the fiscal years ended September 30, 2024 and 2023, respectively, and are reflected in unrealized (loss)/gain on investments, net in our condensed consolidated statements of operations and comprehensive loss. Total realized gain on our investments in equity securities totaled $8.0 million, net of transaction costs, for the fiscal year ended September 30, 2024, and are reflected in gain on investments in our condensed consolidated statements of operation and comprehensive loss. There was no realized gain or loss on investments in equity securities during the fiscal year ended September 30, 2023. As of September 30, 2024 and September 30, 2023, the aggregate carrying amount of our investments in equity securities was $0.3 million and $20.3 million, respectively, and the carrying amount of our investments without readily determinable fair values was $0.3 million and $8.8 million, respectively.